Net Loss Per Common Share (Details) - Schedule of loss per share calculations	10 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Numerator
Net loss | $	$ (53,643,615)
Denominator
Total weighted average number of shares | shares	233,086
Net loss per share – basic and diluted | $ / shares	$ (230.15)